SCHEDULE OF INVENTORY (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Real estate inventories
Real estate properties held for sale	¥ 1,058,829	¥ 1,397,081
Real estate properties under development	9,242,847	3,640,174
Subtotal	10,301,676	5,037,255
Solar power plants inventories
Solar power panels and supplies	29,591
Solar power plants under construction	35,047
Solar power plants held for sale	13,918
Subtotal	78,556
Others	136,961	44,346
Total	¥ 10,517,193	¥ 5,081,601